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MetLife Investors Insurance Company
5 Park Plaza, Suite 1900
Irvine, California 92614

                                                    May 3, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re: MetLife Investors Variable Life Account One
         File No. 333-69522 / 811-07971
         Rule 497(j) Certification
         _________________________

Commissioners:

   On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Life Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information dated April 30, 2007 being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 10 to the Registration Statement for the Account filed electronically with the Commission on April 20, 2007.

                                        Sincerely,

                                        /s/ John E. Connolly, Jr.
                                        --------------------------------------
                                        John E. Connolly, Jr.
                                        Assistant General Counsel
                                        Metropolitan Life Insurance Company